Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholders' Equity
Stockholders' equity increased $84 million during the six months ended June 30, 2016 compared with stockholders' equity at December 31, 2015. The increase was primarily due to net income of $57 million, $8 million of other comprehensive income and $19 million related to employee stock transactions.
1.125% Warrants. In connection with the Call Spread Overlay transaction described in Note 11, "Derivatives," in 2013, we issued 13,490,236 warrants with a strike price of $53.8475 per share. The number of warrants and the strike price are subject to adjustment under certain circumstances. If the market value per share of our common stock exceeds the strike price of the 1.125% Warrants on any trading day during the 160 trading day measurement period (beginning on April 15, 2020) under the 1.125% Warrants, we will be obligated to issue to the Counterparties a number of shares equal in value to the product of the amount by which such market value exceeds such strike price and 1/160th of the aggregate number of shares of our common stock underlying the 1.125% Warrants, subject to a share delivery cap. The 1.125% Warrants could separately have a dilutive effect to the extent that the market value per share of our common stock exceeds the applicable strike price of the 1.125% Warrants. Refer to Note 3, "Net Income per Share," for dilution information for the periods presented. We will not receive any additional proceeds if the 1.125% Warrants are exercised.
Securities Repurchase Program. Effective as of December 16, 2015, our board of directors authorized the repurchase of up to $50 million in aggregate of our common stock or senior notes. This repurchase program extends through December 31, 2016.
Stock Incentive Plans. In connection with our equity incentive plans and employee stock purchase plan, approximately 446,000 shares of common stock vested, net of shares used to settle employees’ income tax obligations, during the six months ended June 30, 2016.
Charged to general and administrative expenses, total share-based compensation expense was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(In millions)
Restricted stock and performance awards	$8	$2	$13	$7
Employee stock purchase plan and stock options	1	1	3	2
	$9	$3	$16	$9

As of June 30, 2016, there was $45 million of total unrecognized compensation expense related to unvested restricted share awards, including those with performance conditions, which we expect to recognize over a remaining weighted-average period of 1.8 years. This unrecognized compensation cost assumes an estimated forfeiture rate of 4.3% for non-executive employees as of June 30, 2016.
Restricted stock. Restricted and performance stock activity for the six months ended June 30, 2016 is summarized below:

	Shares	Weighted Average Grant Date Fair Value
	(In thousands)
Unvested balance as of December 31, 2015	1,035	$46.68
Granted	505	64.22
Vested	(329)	41.45
Forfeited	(19)	52.01
Unvested balance as of June 30, 2016	1,192	55.47

The total fair value of restricted and performance awards granted during the six months ended June 30, 2016 and 2015 was $32 million and $27 million, respectively. The total fair value of restricted awards, including those with performance and market conditions, which vested during the six months ended June 30, 2016 and 2015 was $21 million and $24 million, respectively.
As of June 30, 2016, there were approximately 603,000 unvested restricted shares outstanding which contained one or more performance measures. In the event the vesting conditions are not achieved, the awards will lapse. Based on our assessment as of June 30, 2016, we expect the performance conditions for approximately 425,000 of these outstanding restricted share awards to be met in full.

Stockholders' Equity
Stockholders' equity increased $547 million during the year ended December 31, 2015. The increase was primarily due to the common stock offering described below, net income of $143 million, and $34 million related to share-based compensation transactions.
Common Stock Offering. In June 2015, we completed an underwritten public offering of 5,750,000 shares of our common stock, including the over-allotment option. Net of issuance costs, proceeds from the offering amounted to $373 million, or $64.90 per share, resulting in an increase to additional paid-in capital. We are using the proceeds to finance working capital needs, acquisitions, capital expenditures, and other general corporate activities.
1.125% Warrants. In connection with the 1.125% Notes Call Spread Overlay transaction described in Note 13, "Derivatives," in 2013, we issued 13,490,236 warrants with a strike price of $53.8475 per share. The number of warrants and the strike price are subject to adjustment under certain circumstances. If the market value per share of our common stock exceeds the strike price of the 1.125% Warrants on any trading day during the 160 trading day measurement period (beginning on April 15, 2020) under the 1.125% Warrants, we will be obligated to issue to the Counterparties a number of shares equal in value to the product of the amount by which such market value exceeds such strike price and 1/160th of the aggregate number of shares of our common stock underlying the 1.125% Warrants, subject to a share delivery cap. The 1.125% Warrants could separately have a dilutive effect to the extent that the market value per share of our common stock exceeds the applicable strike price of the 1.125% Warrants. Refer to Note 3, "Net Income per Share," for dilution information for the periods presented. We will not receive any additional proceeds if the 1.125% Warrants are exercised.
Securities Repurchase Programs. Effective as of December 16, 2015, our board of directors authorized the repurchase of up to $50 million in aggregate of our common stock or senior notes. This newly authorized repurchase program extends through December 31, 2016.
In February 2015, our board of directors authorized the repurchase of up to $50 million in aggregate of our common stock. We did not repurchase any shares under this program, which expired December 31, 2015.
Stock Incentive Plans. At December 31, 2015, we had employee equity incentives outstanding under two plans: (1) the 2011 Equity Incentive Plan (2011 Plan); and (2) the 2002 Equity Incentive Plan (from which equity incentives are no longer awarded).
The 2011 Plan provides for the award of restricted shares and units, performance shares and units, stock options and stock bonuses to the company’s officers, employees, directors, consultants, advisers, and other service providers. The 2011 Plan provides for the issuance of up to 4.5 million shares of common stock.
Restricted share awards are granted with a fair value equal to the market price of our common stock on the date of grant, and generally vest in equal annual installments over periods up to four years from the date of grant. Stock option awards have an exercise price equal to the fair market value of our common stock on the date of grant, generally vest in equal annual installments over periods up to four years from the date of grant, and have a maximum term of ten years from the date of grant.
In connection with our stock plans, we issued approximately 830,000 shares of common stock, net of shares used to settle employees’ income tax obligations, in the year ended December 31, 2015.
The following table illustrates the components of our share-based compensation expense that are reported in general and administrative expenses in the consolidated statements of income:

	Year Ended December 31,
	2015		2014		2013
	(In millions)
	Pretax Charges	Net-of-Tax Amount	Pretax Charges	Net-of-Tax Amount	Pretax Charges	Net-of-Tax Amount
Restricted stock and performance awards	$19	$13	$19	$12	$26	$23
Employee stock purchase plan and stock options	4	3	3	2	3	2
	$23	$16	$22	$14	$29	$25

As of December 31, 2015, there was $25 million of total unrecognized compensation expense related to unvested restricted share awards, including those with performance conditions, which we expect to recognize over a remaining weighted-average period of 1.6 years. This unrecognized compensation cost assumes an estimated forfeiture rate of 6.5% for non-executive employees as of December 31, 2015. As of December 31, 2015, the unrecognized compensation expense related to unvested stock options was insignificant.
Restricted stock. Restricted and performance stock activity for the year ended December 31, 2015 is summarized below:

	Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2014	1,282,072	$33.55
Granted - restricted shares	273,710	64.56
Granted - performance shares	162,827	63.90
Vested - restricted shares	(371,489)	34.58
Vested - performance shares	(264,604)	30.80
Forfeited	(47,759)	37.51
Unvested balance as of December 31, 2015	1,034,757	46.68

The total fair value of restricted and performance share awards granted during the years ended December 31, 2015, 2014, and 2013 was $28 million, $25 million, and $33 million, respectively. The total fair value of restricted share awards, including those with performance or market conditions which vested during the years ended December 31, 2015, 2014, and 2013 was $39 million, $24 million, and $22 million, respectively.
In 2015, our named executive officers were granted approximately 163,000 restricted shares with performance and market conditions. The grant date fair value for the awards with market conditions were determined based on a Monte Carlo Simulation which projected Total Stockholder Return (TSR) over the performance period using correlations and volatilities of our ISS peer groups. The weighted-average grant date fair value per share of the 2015 performance awards based on three-year TSR was $49.43, determined using additional inputs as follows: risk-free interest rate of 0.8%, dividend yield of 0%, and expected life of 2.8 years.
As of December 31, 2015, there were approximately 377,000 unvested restricted shares outstanding which contained one or more performance measures. In the event the vesting conditions are not achieved, the awards will lapse. Based on our assessment as of December 31, 2015, we expect the performance conditions relating to approximately 199,000 of these outstanding restricted share awards to be met in full.
In 2015, we reversed approximately $3 million in share-based compensation expense recognized from grant date through March 31, 2015, related to 178,000 of the awards granted in 2014, due to management's determination in the second quarter of 2015 that the achievement of the underlying performance conditions was not probable.
In December 2015, approximately 229,000 restricted stock awards with performance conditions, granted in 2013, vested due to achievement of the total revenue metric as defined in the terms of the grant.
Employee Stock Purchase Plan. Under our employee stock purchase plan (ESPP), eligible employees may purchase common shares at 85% of the lower of the fair market value of our common stock on either the first or last trading day of each six-month offering period. Each participant is limited to a maximum purchase of $25,000 (as measured by the fair value of the stock acquired) per year through payroll deductions. We estimate the fair value of the stock issued using the Black-Scholes option pricing model. For the years ended December 31, 2015, 2014, and 2013, the inputs to this model were as follows: risk-free interest rates of approximately 0.1%; expected volatilities ranging from approximately 30% to 50%, dividend yields of 0%, and an average expected life of 0.5 years. We issued approximately 301,900, 327,200 and 299,600 shares of our common stock under the ESPP during the years ended December 31, 2015, 2014, and 2013, respectively. The 2011 ESPP provides for the issuance of up to three million shares of common stock.
Stock Options. No stock options were granted in 2015 and 2014, and stock options outstanding as of December 31, 2015 were insignificant. The grant date fair value per share of the stock options awarded to the new members of our board of directors during 2013 was $14.67. We estimated the fair value of each stock option award using the Black-Scholes option pricing model, with the following inputs: risk-free interest rate of 1.4%, expected volatility of 41.3%, dividend yield of 0%, and expected life of 7 years. The total intrinsic value of options exercised during the years ended December 31, 2015, 2014, and 2013 was $6 million, $2 million, and $1 million, respectively.